COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease expiration term		5 years
Base rent		$ 4,114
Operating lease expense	$ 13,180	$ 58,069
Florida
Lease commence date			Jun. 01, 2020
Lease Expiration Date			May 31, 2023
Base rent			$ 3,994
Operating lease expense			$ 0